COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

(a)	Capital and Other Commitments
As of December 31, 2020, the Company had capital commitments contracted for but not incurred for the construction and acquisition of property and equipment for Studio City totaling $498,490.

In accordance with the Studio City land concession and the extension granted by the Macau government in November 2019, the land on which Studio City is located must be fully developed by May 31, 2022.

(b)	Guarantee
Except as disclosed in Note 10, the Company has made the following significant guarantee as of December 31, 2020:
Trade Credit Facility
In October 2013, one of the Studio City International’s subsidiaries entered into a trade credit facility agreement for HK$200,000,000 (equivalent to $25,797) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility which matured on August 31, 2019 was further extended to August 31, 2021, and is guaranteed by Studio City Company. As of December 31, 2020, approximately $645 of the Trade Credit Facility had been utilized.

(c)	Litigation
As of December 31, 2020, the Company was a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcome of such proceedings have no material impacts on the Company’s consolidated financial statements as a whole.